Costs of services and general and administrative costs (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Costs of Services and General Administrative Costs

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Costs of services	6,390.2	6,218.7	12,663.5
General and administrative costs	552.8	432.1	1,507.5
	6,943.0	6,650.8	14,171.0

Costs of services and general and administrative costs include:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Staff costs	4,132.7	4,032.6	8,172.6
Establishment costs	380.7	433.7	871.7
Media pass-through costs	818.8	740.9	1,458.0
Data collection pass-through costs	297.4	286.6	609.2
Other costs of services and general and administrative costs[1]	1,313.4	1,157.0	3,059.5
	6,943.0	6,650.8	14,171.0

Note

[1]

Other costs of services and general and administrative costs include £350.9 million (period ended 30 June 2018: £316.3 million; year ended 31 December 2018: £708.6 million) of other pass-through costs.

Staff costs include:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Wages and salaries	2,890.2	2,805.4	5,710.0
Cash-based incentive plans	77.2	74.1	240.7
Share-based incentive plans	32.5	41.6	84.8
Social security costs	376.2	367.7	717.5
Pension costs	98.5	93.1	191.2
Severance	17.9	16.8	37.5
Other staff costs	640.2	633.9	1,190.9
	4,132.7	4,032.6	8,172.6

Other costs of services and general and administrative costs include:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Amortisation and impairment of acquired intangible assets	66.9	84.0	280.0
Goodwill impairment	—	—	183.9
Gains on disposal of investments and subsidiaries	(40.6)	(189.9)	(235.5)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(0.1)	(2.0)
Investment write-downs	—	1.5	2.0
Restructuring and transformation costs	55.4	45.5	302.3
Litigation settlement	(16.8)	—	—
Gain on sale of freehold property in New York	(7.9)	—	—
Depreciation of property, plant and equipment	106.2	109.2	225.1
Amortisation of other intangible assets	18.3	18.3	38.7
Depreciation of right-of-use assets	168.4	—	—
Short-term lease expense	56.9	—	—
Low-value lease expense	1.7	—	—